UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]:               Amendment Number _______

This Amendment (Check only one):           [ ] is a restatement

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          TD Securities (USA) LLC
Address:       31 West 52nd Street
               New York, New York 10019

Form 13F File Number:  28-11451

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Stroud
Title: Vice President & Director
Phone: 212-827-7508

Signature, Place, and Date of Signing:

     /S/ Peter Stroud                 New York,                April 24, 2009
       [Signature]                       [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
None

                              FORM 13F SUMMARY PAGE

      Report summary:

      Number of Other Included Managers: 0

      Form 13F Information Table Entry Total: 26

      Form 13F Information Table Value Total: $ 281,426

LIST OF OTHER INCLUDED MANAGERS:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.   Form 13F File Number    Name

FORM 13F-HR

NAME OF REPORTING MANAGER: TD SECURITIES (USA) LLC

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                                                                                                                     Item 8:
                                                                   Item 6:                           Item 7:    Voting Authority
                                         Item 4:                   Investment Discretion            Managers        (Shares)
                                         Fair       Item 5:        -----------------------------------------------------------------
                     Item 2:  Item 3:    Market     Shares or               (b) Shared-
Item 1:              Title of CUSIP      Value      Principal               As Defined  (c) Shared- See                  (b)    (c)
Name of Issuer       Class    Number     (x$1000)   Amount         (a) Sole in Instr.V  other       Instr. V (a) Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
* SPDR GOLD TRUST
GOLD SHS ADDED       COM      78463V107     1,986       22,000 sh  sole                                           22,000
* GENERAL ELECTRIC
CO COM               COM      369604103     1,203      118,992 sh  sole                                          118,992
* SPDR TR UNIT
SER 1                COM      78462F103   133,817    1,677,076 sh  sole                                        1,677,076
AMGEN INC NOTE
0.125% 2/0           NOTE     031162AN0     2,336    2,500,000 prn sole                                        2,500,000
BOSTON PPTYS LTD
PARTNERSHIP NOTE
2.875% 2/1           NOTE     10112RAK0     9,924   12,500,000 prn sole                                       12,500,000
 BOSTON PPTYS LTD
PARTNERSHIP NOTE
3.750% 5/1           NOTE     10112RAG9     6,941    9,272,000 prn sole                                        9,272,000
 BRANDYWINE OPER
PARTNERSHIP NOTE
3.875%10/1           NOTE     105340AH6     6,413    9,500,000 prn sole                                        9,500,000
BRE PROPERTIES INC
NOTE 4.125% 8/1      NOTE     05564EBH8     6,232    7,500,000 prn sole                                        7,500,000
ERP OPER LTD
PARTNERSHIP NOTE
3.850% 8/1           NOTE     26884AAV5     7,453    8,500,000 prn sole                                        8,500,000
GENERAL CABLE CORP
DEL NEW NOTE
0.875%11/1           NOTE     369300AD0     1,724    2,500,000 prn sole                                        2,500,000
GLOBAL INDS LTD
DBCV 2.750% 8/0      NOTE     379336AE0     1,203    3,775,000 prn sole                                        3,775,000
HEALTH CARE REIT
INC NOTE 4.750% 7/1  NOTE     42217KAQ9     6,467    7,500,000 prn sole                                        7,500,000
ISTAR FINL INC
FRNT 10/0            NOTE     45031UBF7     4,495   15,500,000 prn sole                                       15,500,000
MICRON TECHNOLOGY
INC NOTE 1.875% 6/0  NOTE     595112AH6     1,362    3,000,000 prn sole                                        3,000,000
NATIONAL CITY CORP
NOTE 4.000% 2/0      NOTE     635405AW3     6,370    7,000,000 prn sole                                        7,000,000
OMNICARE INC DBCV
3.250%12/1           NOTE     681904AL2     4,561    7,000,000 prn sole                                        7,000,000
PARKER DRILLING CO
NOTE 2.125% 7/1      NOTE     701081AR2     5,800   10,000,000 prn sole                                       10,000,000
PIONEER NAT RES CO
NOTE 2.875% 1/1      NOTE     723787AH0     6,705    9,000,000 prn sole                                        9,000,000
PROLOGIS NOTE
1.875%11/1           NOTE     743410AR3    15,598   30,000,000 prn sole                                       30,000,000
SANDISK CORP NOTE
1.000% 5/1           NOTE     80004CAC5     1,500    2,500,000 prn sole                                        2,500,000
SINCLAIR BROADCAST
GROUP INC NOTE
3.000% 5/1           NOTE     829226AW9     2,158    4,000,000 prn sole                                        4,000,000
SINCLAIR BROADCAST
GROUP INC NOTE
4.875% 7/1           NOTE     829226AU3     5,057   12,050,000 prn sole                                       12,050,000
TRANSOCEAN SEDCO
FOREX INC NOTE
1.500%12/1           NOTE     893830AV1    12,894   15,000,000 prn sole                                       15,000,000
VORNADO RLTY L P
DEB 3.875% 4/1       NOTE     929043AC1    15,832   20,296,000 prn sole                                       20,296,000
WASHINGTON REAL
ESTATE INVT NOTE
3.875% 9/1           NOTE     939653AK7    11,205   13,500,000 prn sole                                       13,500,000
WEINGARTEN RLTY
INVS NOTE
3.950% 8/0           NOTE     948741AF0     2,190    3,000,000 prn sole                                        3,000,000